LONG-TERM DEBT - Narrative (FY) (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 03, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jun. 22, 2016 USD ($)	Jun. 22, 2016 USD ($)	Aug. 31, 2013 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Investor	Sep. 14, 2018 USD ($)	Jun. 08, 2018 USD ($)	Mar. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 05, 2014 USD ($)	Mar. 05, 2014 USD ($) Investor	Jan. 12, 2012 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount								$ 2,500,000,000
Weighted average interest rate (as a percent)						3.49%	2.92%
Faiveley Transport
Debt Instrument [Line Items]
Liabilities assumed										$ 1,564,431,000		$ 1,564,431,000
Interest rate swap agreements
Debt Instrument [Line Items]
Interest rate swap agreements, notional amount							$ 150,000,000						$ 150,000,000		$ 150,000,000
Interest rate on notional value (as a percent)													2.56%		1.415%
Senior Notes Due 2026
Debt Instrument [Line Items]
Stated interest rate (as a percent)						3.45%	3.45%
Long-term debt						$ 748,225,000	$ 747,655,000				$ 747,474,000
4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Stated interest rate (as a percent)						4.375%	4.375%
Long-term debt						$ 248,759,000	$ 248,567,000				248,310,000
2016 Refinancing Credit Agreement
Debt Instrument [Line Items]
Deferred financing cost			$ 3,300,000	$ 3,300,000
Minimum interest expense coverage ratio							3
Maximum debt to cash flow ratio							3.25
2016 Refinancing Credit Agreement | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.50%	0.50%
2016 Refinancing Credit Agreement | LIBOR
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						1.00%	1.00%
2016 Refinancing Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.00%	0.00%
2016 Refinancing Credit Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.00%	0.00%
2016 Refinancing Credit Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.75%	0.75%
2016 Refinancing Credit Agreement | Alternative Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						1.75%	1.75%
2016 Refinancing Credit Agreement | Alternative Rate | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.75%	0.75%
2016 Refinancing Credit Agreement | Alternative Rate | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						1.75%	1.75%
2016 Refinancing Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Long-term line of credit							$ 35,400,000
2018 Refinancing Agreement
Debt Instrument [Line Items]
Unrestricted cash						$ 300,000,000	$ 300,000,000
EBITDA to interest expense ratio						3	3
Leverage ratio						3.25	3.25
Cash consideration transfer maximum						$ 500,000,000	$ 500,000,000
Leverage ratio, three quarters following acquisition						3.75	3.75
Leverage ratio quarter four and five following acquisition						3.50	3.50
2018 Refinancing Agreement | LIBOR/CDOR | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						1.00%	1.00%
2018 Refinancing Agreement | LIBOR/CDOR | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						1.875%	1.875%
2018 Refinancing Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.00%	0.00%
2018 Refinancing Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate						0.875%	0.875%
2018 Refinancing Agreement | Letter of Credit
Debt Instrument [Line Items]
Long-term line of credit						$ 29,700,000
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt						$ 11,601,000	$ 11,998,000				98,671,000
Schuldschein Loan | Faiveley Transport
Debt Instrument [Line Items]
Stated interest rate (as a percent)						4.00%	4.00%
Liabilities assumed							$ 137,200,000							$ 137,200,000
Number of investors | Investor							20							20
Repayments of debt						$ 125,800,000	$ 125,300,000
Long-term debt						11,600,000	$ 12,000,000
Bridge Loan | 2018 Refinancing Agreement
Debt Instrument [Line Items]
Revolving credit facility, amount									$ 2,500,000,000
Senior Notes | Senior Notes Due 2026
Debt Instrument [Line Items]
Debt instrument face amount	$ 750,000,000	$ 750,000,000
Debt issuance face value (as a percent)	99.965%	99.965%
Stated interest rate (as a percent)	3.45%	3.45%					3.45%
Deferred financing cost	$ 2,700,000	$ 2,700,000
Long-term debt						748,225,000	$ 747,655,000				747,474,000
Senior Notes | 4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Debt instrument face amount					$ 250,000,000
Debt issuance face value (as a percent)					99.879%
Stated interest rate (as a percent)					4.375%		4.375%
Deferred financing cost					$ 2,600,000
Long-term debt						248,759,000	$ 248,567,000				248,310,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt						346,588,000	853,124,000				$ 796,150,000
Line of Credit | 2016 Refinancing Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount			$ 1,200,000,000	$ 1,200,000,000
Credit facility loan term, years			5 years	5 years
Line of credit facility, amount currently available							$ 679,000,000
Line of Credit | 2016 Refinancing Credit Agreement | Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount			$ 400,000,000	$ 400,000,000
Commitment fee (as a percent)			0.10%
Line of Credit | 2018 Refinancing Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount									1,200,000,000
Uncommitted accordion feature, maximum									600,000,000.0
Line of credit facility, amount currently available						$ 1,170,300,000
Line of Credit | 2018 Refinancing Agreement | Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount									350,000,000
Line of Credit | 2018 Refinancing Agreement | Delayed Draw Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount									400,000,000
Line of Credit | 2018 Refinancing Agreement | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility, amount									450,000,000
Line of Credit | 2018 Refinancing Agreement | Swing Line Sub Facility
Debt Instrument [Line Items]
Revolving credit facility, amount									$ 75,000,000